Other Financial Assets (Details) € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Other Financial Assets
Loans and other financial receivables - current		€ 793	€ 834
Debt investments - current		39	195
Equity investments - current		0	1
Available-for-sale financial assets - current		39	196
Derivatives - current		158	94
Investments in associates - current		0	0
Total - current	$ 1,190	990	1,124
Loans and other receivables - non-current		260	266
Debt investments - non-current		0	0
Equity investments - non-current		827	952
Available-for-sale financial assets - non-current		827	952
Derivatives - non-current		36	102
Investments in associates - non-current		32	38
Total - non-current	$ 1,388	1,155	1,358
Loans and other financial receivables		1,054	1,100
Debt investments		39	195
Equity investments		827	953
Available-for-sale financial assets		865	1,148
Derivatives		194	196
Investments in associates		32	38
Total		€ 2,145	€ 2,482